Taxes - Provision for income tax (Details) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Provision for income tax
Current income tax provision	$ 221,506	$ 125,904
Deferred income tax provision	(28,399)	5,999
Income tax provision	$ 193,107	$ 131,903